LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES	LEASES
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There were no sale and lease back transactions, no subleases and no restrictions or covenants imposed on the Company's currently effective lease contracts.
Balances for the Company’s lease activities as of June 30, 2023 and December 31, 2022 and for the six month period ended June 30, 2023 and 2022 are summarized as follows:

	June 30, 2023	December 31, 2022
Lease liabilities	1,137	1,056
Right of-use assets:
Land, buildings and improvements	911	854
Machinery, equipment and others	403	356
Total right-of-use assets	1,314	1,210

	Six months ended June 30, 2023	Six months ended June 30, 2022
Depreciation and impairment charges:
Land, buildings and improvements	78	66
Machinery, equipment and others	38	31
Total depreciation and impairment charges	116	97

Other lease related expenses:
Interest expense on lease liabilities	26	17
Expenses of short-term leases	40	45
Expenses of leases of low-value assets	41	35
Expenses related to variable lease payments	32	45

Additions to right-of-use assets	175	151
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	144	95